Net Loss per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the periods presented. RSUs that vested but have not been settled are included in the denominator in calculating net loss per share for the three and nine months ended September 30, 2021 (in millions, except share amounts which are reflected in thousands, and per share data):

	Three Months Ended September 30,			Nine Months Ended September 30,
	2020	2021		2020	2021
	Common	Class A	Class B	Common	Class A	Class B
Net loss	$(43)	$(92)	$(9)	$(149)	$(284)	$(29)
Weighted-average number of shares outstanding used to compute net loss per share, basic and diluted	45,016	308,797	31,372	44,568	302,954	31,323

Net loss per share, basic and diluted	$(0.96)	$(0.30)	$(0.30)	$(3.34)	$(0.94)	$(0.94)

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the periods presented. The shares issued in the IPO and the shares of Class A common stock issued upon conversion of the outstanding shares of redeemable convertible preferred stock in the IPO, as well as vested RSUs that have not been settled are included in the table below weighted for the period outstanding in the year ended December 31, 2020 (in millions, except share amounts which are reflected in thousands, and per share data):

	Year Ended December 31,
	2018	2019	2020
	Common	Common	Class A	Class B
Net loss	$(204)	$(667)	$(446)	$(15)
Less: Premium paid on repurchase of redeemable convertible preferred stock	(3)	—	—	—
Less: Deemed dividend to preferred stockholders	—	(1)	—	—

Net loss attributable to common stockholders	$(207)	$(668)	$(446)	$(15)

Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	44,305	43,252	60,422	1,968

Net loss per share attributable to common stockholders, basic and diluted	$(4.67)	$(15.44)	$(7.39)	$(7.39)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect, or issuance of such shares is contingent upon the satisfaction of certain performance or market conditions which were not satisfied at the end of the respective periods (in thousands):

	As of September 30,
	2020	2021
Redeemable convertible preferred stock (on an as-converted basis)	239,275	—
Stock options to purchase common stock	34,554	21,428
Unvested restricted stock units	20,021	28,103
Convertible promissory notes	5,778	—

Total	299,628	49,531

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock (on an as-converted basis)	191,602	230,953	—
Stock options to purchase common stock	39,191	36,247	33,802
Unvested restricted stock units (1)	6,065	15,924	17,987
Common stock subject to repurchase	25	—	—
Convertible promissory notes	—	—	2,595

Total	236,883	283,124	54,384

(1)	The CEO Performance Award is excluded from the above table because the Company Stock Price Target had not been met as of December 31, 2020.